Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-lived intangible assets, accumulated amortization	$ (3,165)	$ (3,214)
Finite-lived intangible assets, unamortized intangible assets	3,100
Goodwill, gross carrying amount	802	802
Goodwill, accumulated impairment	0	0
Goodwill	802	802
Intangible assets (including goodwill), gross carrying amount	7,067	6,344
Intangible assets, unamortized intangible assets	3,902	3,130
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	5,691	4,968
Finite-lived intangible assets, accumulated amortization	(2,648)	(2,796)
Finite-lived intangible assets, unamortized intangible assets	3,043	2,172
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	574
Finite-lived intangible assets, accumulated amortization	(517)	(418)
Finite-lived intangible assets, unamortized intangible assets	$ 57	$ 156